Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 17,897,000	$ 16,907,000
Total accumulated depreciation	(14,127,000)	(13,706,000)
Total property, plant and equipment, net	3,770,000	3,201,000
Depreciation charge for the year	703,000	630,000	$ 569,000
Impairment charge	472,318	0
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	14,554,000	13,769,000
Total accumulated depreciation	(11,284,000)	(10,733,000)
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	224,000
Total accumulated depreciation	(13,000)
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	2,421,000	2,321,000
Total accumulated depreciation	(2,334,000)	(2,320,000)
Computer equipment and licences
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	698,000	817,000
Total accumulated depreciation	$ (496,000)	$ (653,000)